UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number – (360) 734-9900

Date of fiscal year end: May 31, 2016
Date of reporting period: August 31, 2015

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stocks – 97.5%	Number of Shares	Market Value	Percentage of Assets

Communications

Publishing & Broadcasting
Pearson ADS	300,000	$5,220,000	0.4%

		5,220,000	0.4%

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	380,000	42,465,000	3.2%

Auto Parts
Johnson Controls	600,000	24,684,000	1.9%

Automotive Wholesalers
Genuine Parts	400,000	33,396,000	2.5%

Home Improvement
Stanley Black & Decker	100,000	10,152,000	0.8%

		110,697,000	8.4%

Consumer Staples
Beverages
PepsiCo	340,000	31,596,200	2.4%

Household Products
Colgate-Palmolive	600,000	37,686,000	2.8%
Kimberly-Clark	300,000	31,959,000	2.4%
Procter & Gamble	330,000	23,321,100	1.8%
Unilever ADS	325,000	13,100,750	1.0%
		106,066,850	8.0%

Packaged Food
General Mills	600,000	34,056,000	2.6%
JM Smucker	250,000	29,430,000	2.2%
McCormick & Co	300,000	23,784,000	1.8%
		87,270,000	6.6%

		224,933,050	17.0%

Energy
Exploration & Production
ConocoPhillips	240,000	11,796,000	0.9%

Integrated Oils
Exxon Mobil	270,000	20,314,800	1.5%

Refining & Marketing
Phillips 66	210,000	16,604,700	1.3%

		48,715,500	3.7%

Health Care
Health Care Supplies
Becton, Dickinson & Co.	150,000	21,153,000	1.6%

Large Pharma
AbbVie	350,000	21,843,500	1.6%
Bristol-Myers Squibb	650,000	38,655,500	2.9%
Eli Lilly	620,000	51,057,000	3.9%
GlaxoSmithKline ADS	400,000	16,372,000	1.2%
Johnson & Johnson	220,000	20,675,600	1.6%
Novartis ADS	450,000	43,749,000	3.3%
Pfizer	1,150,000	37,053,000	2.8%
		229,405,600	17.3%

Life Science Equipment
Abbott Laboratories	350,000	15,851,500	1.2%

		266,410,100	20.1%

Industrials
Aircraft & Parts
United Technologies	250,000	22,902,500	1.7%

Commercial & Residential Building Equipment & Systems
Honeywell International	400,000	39,708,000	3.0%

Courier Services
United Parcel Service	300,000	29,295,000	2.2%

Flow Control Equipment
Parker Hannifin	275,000	29,606,500	2.2%

Industrial Automation Controls
Emerson Electric	450,000	21,474,000	1.6%

Industrial Distribution & Rental
W.W. Grainger	80,000	17,875,200	1.4%

Industrial Machinery
Illinois Tool Works	500,000	42,265,000	3.2%

Measurement Instruments
Rockwell Automation	325,000	36,344,750	2.8%

Rail Freight
Canadian National Railway	534,000	29,626,320	2.2%

		269,097,270	20.3%

Materials
Agricultural Chemicals
Potash Corp of Saskatchewan	250,000	6,500,000	0.5%

Basic & Diversified Chemicals
Air Products & Chemicals	225,000	31,394,250	2.4%
BASF ADS	130,000	10,441,600	0.8%
Methanex	300,000	12,228,000	0.9%
Praxair	220,000	23,265,000	1.7%
		77,328,850	5.8%

Containers & Packaging
3M	260,000	36,956,400	2.8%

Non Wood Building Materials
Carlisle	430,000	43,301,000	3.3%

Specialty Chemicals
E.I. du Pont de Nemours	500,000	25,750,000	1.9%
PPG Industries	400,000	38,116,000	2.9%
RPM International	180,000	7,893,000	0.6%
		71,759,000	5.4%

		235,845,250	17.8%

Technology
Infrastructure Software
Microsoft	900,000	39,168,000	2.9%

Semiconductor Devices
Intel	1,000,000	28,540,000	2.2%
Microchip Technology	600,000	25,500,000	1.9%
		54,040,000	4.1%

Semiconductor Manufacturing
Taiwan Semiconductor ADS	1,378,188	27,398,377	2.1%

		120,606,377	9.1%

Utilities
Utility Networks
National Fuel Gas	170,000	9,173,200	0.7%

		9,173,200	0.7%

Total investments	(Cost = $703,247,072)	1,290,697,747	97.5%
Other assets (net of liabilities)		33,026,257	2.5%
Total net assets		$1,323,724,004	100.0%
ADS: American Depositary Share ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 98.1%	Number of Shares	Market Value	Percentage of Assets

Communications

Internet Media
Google A¹	65,000	$42,108,300	2.3%

		42,108,300	2.3%

Consumer Discretionary

Auto Parts
Gentex	1,400,000	21,700,000	1.2%

Automotive Wholesalers
Genuine Parts	100,000	8,349,000	0.4%

Home & Office Product Wholesalers
Fastenal	800,000	30,832,000	1.7%

Home Products Stores
Lowe's	790,000	54,644,300	2.9%

Specialty Apparel Stores
TJX Companies	800,000	56,256,000	3.0%

		171,781,300	9.2%

Consumer Staples

Beverages
PepsiCo	555,000	51,576,150	2.8%

Household Products
Church & Dwight	800,000	69,024,000	3.7%
Clorox	333,000	37,019,610	2.0%
Estee Lauder	640,000	51,052,800	2.7%
		157,096,410	8.4%

		208,672,560	11.2%

Health Care

Biotech
Amgen	532,440	80,813,743	4.3%
Celgene¹	200,000	23,616,000	1.3%
		104,429,743	5.6%

Health Care Services
VCA Antech¹	620,000	34,335,600	1.8%

Health Care Supply Chain
Express Scripts Holding¹	650,000	54,340,000	2.9%

Large Pharma
Eli Lilly	650,000	53,527,500	2.9%
Johnson & Johnson	420,000	39,471,600	2.1%
Novartis ADS	550,000	53,471,000	2.9%
Novo Nordisk ADS	1,100,000	60,797,000	3.2%
		207,267,100	11.1%

Life Science Equipment
Agilent Technologies	900,000	32,679,000	1.8%

Medical Devices
Stryker	300,000	29,595,000	1.6%

Medical Equipment
Dentsply International	375,000	19,653,750	1.1%

		482,300,193	25.9%

Industrials

Building Sub Contractors
EMCOR Group	700,000	32,263,000	1.7%

Courier Services
United Parcel Service	500,000	48,825,000	2.6%

Industrial Machinery
Regal-Beloit	245,000	16,334,150	0.9%

Measurement Instruments
Keysight Technologies¹	450,000	14,418,000	0.8%
Trimble Navigation¹	1,700,000	32,130,000	1.7%
		46,548,000	2.5%

Metalworking Machinery
Lincoln Electric	500,000	29,325,000	1.6%

Rail Freight
Norfolk Southern	430,000	33,501,300	1.8%
Union Pacific	552,654	47,384,554	2.5%
		80,885,854	4.3%

		254,181,004	13.6%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	900,000	23,400,000	1.3%

		23,400,000	1.3%

Technology

Application Software
Adobe Systems¹	1,181,740	92,849,312	5.0%
Intuit	764,000	65,513,000	3.5%
SAP ADS	316,379	21,279,652	1.1%
		179,641,964	9.6%

Communications Equipment
Apple	700,000	78,932,000	4.2%
Cisco Systems	2,000,000	51,760,000	2.8%
Harris	390,000	29,959,800	1.6%
		160,651,800	8.6%

Information Services
Gartner¹	250,000	21,377,500	1.1%

Infrastructure Software
Akamai Technologies¹	1,000,000	71,310,000	3.8%
Oracle	650,000	24,108,500	1.3%
		95,418,500	5.1%

IT Services
Convergys	511,033	11,549,346	0.6%
Infosys ADS	1,600,000	27,440,000	1.5%
		38,989,346	2.1%

Semiconductor Devices
Qualcomm	800,000	45,264,000	2.4%
SanDisk	370,000	20,187,200	1.1%
Xilinx	600,000	25,134,000	1.4%
		90,585,200	4.9%

Semiconductor Manufacturing
ASML	385,000	35,042,700	1.9%
Taiwan Semiconductor ADS	1,243,297	24,716,744	1.3%
		59,759,444	3.2%

		646,423,754	34.6%

Total investments	(Cost = $865,439,343)	1,828,867,111	98.1%
Other assets (net of liabilities)		35,849,224	1.9%
Total net assets		$1,864,716,335	100.0%
¹ Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 79.6%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Baidu ADS²	3,500	$515,375	China³	2.0%

Telecom Carriers
Advanced Info Service	79,000	524,329	Thailand	2.0%
Axiata Group	295,000	431,550	Malaysia	1.7%
China Mobile ADS	9,000	538,380	China	2.1%
MTN Group	28,000	373,488	South Africa	1.5%
Telekomunikasi Indonesia ADS	15,000	603,150	Indonesia	2.3%
Telenor	28,000	549,278	Malaysia³	2.1%
Turkcell Iletisim Hizmetleri ADS	40,000	390,400	Turkey	1.5%
		3,410,575		13.2%

		3,925,950		15.2%

Consumer Discretionary

Apparel, Footwear & Accessory Design
Samsonite International S.A.	180,000	560,739	Hong Kong	2.2%
VF Corp	12,000	869,160	United States	3.3%
		1,429,899		5.5%

Automobiles
Ford Otomotiv Sanayi	40,000	404,870	Turkey	1.6%

E-Commerce Discretionary
MercadoLibre	7,000	770,350	Brazil³	3.0%

		2,605,119		10.1%

Consumer Staples

Food & Drug Stores
Clicks Group	98,000	675,577	South Africa	2.6%

Household Products
Colgate-Palmolive	8,000	502,480	United States	1.9%
Kimberly-Clark de Mexico	160,000	358,923	Mexico	1.4%
Unilever ADS	14,700	592,557	United Kingdom	2.3%
		1,453,960		5.6%

Packaged Food
Danone ADS	37,000	460,280	France	1.8%
Indofood CBP Sukses Makmur	520,000	471,645	Indonesia	1.8%
M. Dias Branco	19,200	335,066	Brazil	1.3%
Mead Johnson Nutrition	6,000	470,040	United States	1.8%
Tiger Brands	6,000	135,531	South Africa	0.6%
		1,872,562		7.3%

		4,002,099		15.5%

Energy

Exploration & Production
CNOOC ADS	3,300	413,226	China	1.6%

Integrated Oils
China Petroleum & Chemical ADS	1,040	70,054	China	0.3%
Sasol ADS	10,000	327,600	South Africa	1.2%
		397,654		1.5%

Midstream-Oil & Gas
Petronas Gas	70,000	355,705	Malaysia	1.4%

		1,166,585		4.5%

Financials

Islamic Banking
BIMB Holdings	531,000	505,441	Malaysia	2.0%

Real Estate Owners & Developers
SM Prime Holdings	1,610,000	671,067	Philippines	2.6%

		1,176,508		4.6%

Health Care

Generic Pharma
Aspen Pharmacare	28,000	721,594	South Africa	2.8%

Health Care Facilities
Bangkok Dusit Medical Services	1,250,000	679,608	Thailand	2.6%
IHH Healthcare	300,000	417,308	Malaysia	1.6%
KPJ Healthcare	444,666	445,711	Malaysia	1.7%
		1,542,627		5.9%

Health Care Services
WuXi PharmaTech Cayman ADR²	12,300	519,798	China	2.0%

Medical Devices
Mindray Medical International ADS	13,000	314,860	China³	1.2%

Specialty Pharma
Genomma Lab Internacional²	273,500	223,773	Mexico	0.9%
Kalbe Farma	4,500,000	536,261	Indonesia	2.1%
		760,034		3.0%

		3,858,913		14.9%

Industrials

Agricultural Machinery
Turk Traktor ve Ziraat Makineleri	18,000	436,800	Turkey	1.7%

Infrastructure Construction
CCR SA	32,000	132,707	Brazil	0.5%
Jasa Marga	700,000	256,400	Indonesia	1.0%
		389,107		1.5%

		825,907		3.2%

Technology

Computer Hardware & Storage
Lenovo Group Ltd.	400,000	328,143	China	1.3%
Western Digital	7,000	573,720	Thailand³	2.2%

		901,863		3.5%

Utilities

Power Generation
Aboitiz Power	815,000	752,961	Philippines	2.9%
Manila Electric	80,000	485,843	Philippines	1.9%
PGE	60,000	248,354	Poland	1.0%
		1,487,158		5.8%

Utility Networks
Enersis ADS	10,000	138,800	Chile	0.5%
Hong Kong & China Gas ADS	242,000	469,480	China	1.8%
		608,280		2.3%

		2,095,438		8.1%

Total Common Stock		20,558,382		79.6%

Warrants – 0.1%	Number of Shares	Market Value	Country¹	Percentage of Assets

Financials

Islamic Banking
BIMB Holdings Warrants²	80,000	6,080	Malaysia	0.1%

		6,080		0.1%

Health Care

Health Care Facilities
KPJ Healthcare Warrants²	29,332	3,754	Malaysia	0.0%[4]

		3,754		0.0%[4]

Total Warrants		9,834		0.1%

Total investments	(Cost = $20,899,968)	20,568,216		79.7%
Other assets (net of liabilities)		5,245,710		20.3%
Total assets		$25,813,926		100.0%

¹ Country of domicile unless otherwise indicated
² Non-Income producing security
³ Denotes a country or region of primary exposure
[4] Amount is less than 0.05%

ADS: American Depositary Share
ADR: American Depositary Receipt

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015, in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Income Fund
Common Stocks	$1,290,697,747¹	$ –	$ –	$1,290,697,747
Total Assets	$1,290,697,747	$ –	$ –	$1,290,697,747

Growth Fund
Common Stocks	$1,828,867,111¹	$ –	$ –	$1,828,867,111
Total Assets	$1,828,867,111	$ –	$ –	$1,828,867,111

Developing World Fund
Common Stocks
Communications	$2,047,305	$1,878,645	$ –	$3,925,950
Consumer Discretionary	$1,331,089	$1,274,030	$ –	$2,605,119
Consumer Staples	$2,025,357	$1,976,742	$ –	$4,002,099
Energy	$810,880	$355,705	$ –	$1,166,585
Financials	$ –	$1,176,508	$ –	$1,176,508
Health Care	$834,658	$3,024,255	$ –	$3,858,913
Industrials	$ –	$825,907	$ –	$825,907
Technology	$573,720	$328,143	$ –	$901,863
Utilities	$608,280	$1,487,158	$ –	$2,095,438
Total Common Stocks	$8,231,289	$12,327,093	$ –	$20,558,382

Warrants
Financials	$ –	$6,080	$ –	$6,080
Health Care	$ –	$3,754	$ –	$3,754
Total Warrants	$ –	$9,834	$ –	$9,834

Total Assets	$8,231,289	$12,336,927	$ –	$20,568,216

¹ See Schedule of Investments for industry breakout.

During the period ended August 31, 2015, no Fund had transfers between Level 1 and Level 2.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended August 31, 2015, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set excercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of August 31, 2015, by risk category are as follows:

Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$9,834
	Total	$9,834

Statement of Operations effects

Developing World Fund
Derivatives not designated as hedging instruments	Realized Gains	Unrealized Gains (Losses)
Warrants	$ –	$(3,419)
Total	$ –	$(3,419)

Federal Income Taxes:

The cost basis of investments for federal income tax purposes at August 31, 2015, was as follows:

	Income Fund	Growth Fund	Developing World Fund
Cost of investments	$703,247,072	$865,439,343	$20,899,968
Gross tax unrealized appreciation	$591,081,702	$969,056,902	$2,885,058
Gross tax unrealized depreciation	$(3,631,027)	$(5,629,134)	$(3,216,810)
Net tax unrealized appreciation (depreciation)	$587,450,675	$963,427,768	$(331,752)

Other:

For more information please see the Funds' most recent prospectus, summary prospectus, statement of additional information, and annual report on the Funds' website at www.amanafunds.com.

Investments in the Funds are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Amana Mutual Fund, you should carefully consider the Fund's investment objectives, risks, fees and expenses. To obtain this and other important information about the Amana Funds in a prospectus or summary prospectus, visit www.amanafunds.com or call 888-732-6262. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 30, 2015

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 30, 2015